Feb. 01, 2017

MASSMUTUAL SELECT FUNDS

MassMutual Select Overseas Fund

Supplement dated December 1, 2017 to the

Prospectus dated February 1, 2017 and the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective December 1, 2017, J. P. Morgan Investment Management Inc. (“J.P. Morgan”) was removed as co-Subadviser to the Overseas Fund. All references to J.P. Morgan in the Prospectus are, therefore, hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE